UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-02278_

 Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item I.	Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC	A N N U A L R E P O R T
	220 East 42nd Street New York, NY 10017-5891	D e c e m b e r 3 1, 2 0 0 8

DISTRIBUTOR	Value Line Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
	Boston, MA 02110	Value Line Premier Growth Fund, Inc.

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00062642

Value Line Premier Growth Fund, Inc.

To Our Value Line Premier

To Our Shareholders (unaudited):

The year ended December 31, 2008 was a very challenging one for investors. The Value Line Premier Growth Fund (the “Fund”) experienced a loss of 40.13%, versus a loss of 37.00% for the benchmark Standard & Poor’s 500 Index(1).

We take some solace from having once again outperformed our peer group, mid-capitalization growth funds. Lipper Inc., the mutual fund analysis company, awards its top Lipper Leader rank to funds that achieve top-quintile performance. Your fund achieved top Lipper Leader ranking for both Total Return and Consistent Return, in recognition of the Fund’s top-quintile performance within its category for all time spans under review—one year, three years, five years, and ten years. Morningstar, another independent mutual fund advisory service, rates the Fund Above Average for Overall Return and Below Average for Overall Risk exposure relative to other funds in its peer group, certainly an enviable combination(2).

Our success derives from finding the long-term winners, and then sticking with them as long as they continue to perform well. We seek companies that have established a track record of superior earnings performance and superior stock price performance, relative to their competition. We then monitor quarterly earnings reports and relative stock momentum for any signs of subpar performance. With about 400 stocks in the portfolio, we do not hesitate to sell laggards, replacing them with stocks showing superior momentum. This discipline has contributed greatly to your Fund’s long-term success.

The Fund’s widely diversified portfolio contains representatives from nearly every industry. The diversification is also reflected in the fact that only about 7% of Fund assets are invested in the portfolio’s ten largest holdings, as of December 31, 2008. We invest across all classifications of company size, too. Current holdings are about 35% large-capitalization, 45% mid-cap, and 20% small-cap.

We believe our disciplined strategy will continue to serve your Fund well. Thank you for your continued confidence in us.

Sincerely,

Mitchell E. Appel President

February 20, 2009

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2)
For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar-Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. (Each share class is counted as a fraction of one fund within the scale and rated separately, which may cause slight variations in the distribution percentages.) The top 10% of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating is a weighted average of the fund’s three-, five-, and 10-year (if applicable).

Value Line Premier Growth Fund, Inc.

Growth Fund Shareholders

Economic Observations (unaudited)

The recession is in full bloom, having hit this country with its worst business setback in several generations. Meanwhile, the downturn is spreading overseas with ferocity, creating a global crisis.

The current situation is traceable to several events, beginning with the sharp declines in housing construction, home sales, and real estate prices. We also have seen a reduction in credit availability, a high level of bank failures, rising foreclosure rates, increasing unemployment, a contraction in retailing and auto activity, and sharp declines in manufacturing and nonmanufacturing. These developments are consistent with a deep and prolonged recession. As 2009 unfolds, we are facing a serious worldwide contraction that optimistically will last only through the middle of this year. Government reaction to this global upheaval is likely to involve attempts to pass additional stimulus measures, with an emphasis on infrastructure rebuilding and employment improvement. It is hoped that such efforts will shorten the downturn’s duration and reduce its severity.

Meanwhile, inflation, which had earlier moved sharply higher in this country due to dramatic increases in oil, food, and commodity prices, has moderated quickly, thanks to even more dramatic declines in energy prices since last summer. Our expectation is that, absent a more potent long-term business expansion than we now project, inflation should remain in check for the most part through the early years of the next decade. In fact, there is the possibility that we could see selective bouts of deflation along the way, especially if consumer demand falters for any extended period of time.

Value Line Premier Growth Fund, Inc.

(unaudited)

The following graph compares the performance of the Value Line Premier Growth Fund, Inc. to that of the S&P 500 Index. The Value Line Premier Growth Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

Comparison of a Change in Value of a $10,000 Investment
in the Value Line Premier Growth Fund, Inc.
and the S&P 500 Stock Index*

*	The Standard and Poor’s 500 Stock Index is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

Performance Data:**
	Average Annual Total Return	Growth of an Assumed Investment of $10,000
1 year ended 12/31/08	(40.13)%	$5,987
5 years ended 12/31/08	0.69%	$10,350
10 years ended 12/31/08	3.51%	$14,126

**
The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Value Line Premier Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning  different funds. In addition, if transactional costs were  included, your costs would have been higher.

	Beginning account value 7/1/08	Ending account value 12/31/08	Expenses paid during period 7/1/08 thru 12/31/08*
Actual	$1,000.00	$642.70	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.19

*
Expenses are equal to the Fund’s annualized expense ratio of 1.22% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Premier Growth Fund, Inc.

Portfolio Highlights at December 31, 2008 (unaudited)

Ten Largest Holdings

Issue	Shares	Value	Percentage of Net Assets
Landstar System, Inc.	76,000	$2,920,680	0.93%
Intuitive Surgical, Inc.	20,000	$2,539,800	0.81%
Southwestern Energy Co.	80,000	$2,317,600	0.74%
Range Resources Corp.	66,000	$2,269,740	0.73%
Express Scripts, Inc.	40,000	$2,199,200	0.70%
Gilead Sciences, Inc.	42,000	$2,147,880	0.69%
Henry Schein, Inc.	56,000	$2,054,640	0.66%
Alexion Pharmaceuticals, Inc.	56,000	$2,026,640	0.65%
Jacobs Engineering Group, Inc.	40,000	$1,924,000	0.62%
Stericycle, Inc.	36,600	$1,906,128	0.61%

Asset Allocation — Percentage of Total Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Premier Growth Fund, Inc.
Schedule of Investments	December 31, 2008

Shares		Value
COMMON STOCKS (97.3%)
	AEROSPACE/DEFENSE (3.3%)
12,000	Alliant Techsystems, Inc. *	$1,029,120
36,000	BE Aerospace, Inc. *	276,840
20,000	Esterline Technologies Corp. *	757,800
17,400	Goodrich Corp.	644,148
12,500	L-3 Communications Holdings, Inc.	922,250
11,000	Lockheed Martin Corp.	924,880
15,000	Northrop Grumman Corp.	675,600
44,000	Orbital Sciences Corp. *	859,320
23,800	Precision Castparts Corp.	1,415,624
18,400	Raytheon Co.	939,136
19,600	Rockwell Collins, Inc.	766,164
27,000	Teledyne Technologies, Inc. *	1,202,850
		10,413,732

	AIR TRANSPORT (0.3%)
106,500	Lan Airlines S.A. ADR	857,325

	APPAREL (0.9%)
24,000	Gildan Activewear, Inc. Class A *	282,240
46,000	Guess?, Inc.	706,100
30,000	Phillips-Van Heusen Corp.	603,900
15,000	VF Corp.	821,550
26,500	Warnaco Group, Inc. (The) *	520,195
		2,933,985

	AUTO PARTS (1.1%)
13,000	Autoliv, Inc.	278,980
32,000	BorgWarner, Inc.	696,640
12,600	Eaton Corp.	626,346
60,000	Johnson Controls, Inc.	1,089,600
56,000	LKQ Corp. *	652,960
		3,344,526

	BANK (0.8%)
25,000	Bank of Hawaii Corp.	1,129,250
7,322	PNC Financial Services Group, Inc.	358,778
30,000	Wells Fargo & Co.	884,400
		2,372,428

	BANK — CANADIAN (0.6%)
13,300	Bank of Montreal	341,677
22,100	Bank of Nova Scotia	601,120
8,200	Canadian Imperial Bank of Commerce	342,350

Shares		Value
14,400	Royal Bank of Canada	$427,104
7,400	Toronto-Dominion Bank (The)	265,438
		1,977,689

	BANK — FOREIGN (1.7%)
68,800	Banco Bilbao Vizcaya Argentaria, S.A. ADR	859,312
163,750	Banco Itau Holding Financeira S.A. ADR	1,899,500
60,000	Banco Santander Central Hispano S.A. ADR	569,400
5,500	Banco Santander Chile S.A. ADR	192,665
35,000	Bancolombia S.A. ADR	817,250
16,000	ICICI Bank Ltd. ADR	308,000
10,000	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	646,200
		5,292,327

	BANK — MIDWEST (0.6%)
8,808	Commerce Bancshares, Inc.	387,111
17,900	Northern Trust Corp.	933,306
20,000	U.S. Bancorp	500,200
		1,820,617

	BEVERAGE — ALCOHOLIC (0.3%)
20,000	Molson Coors Brewing Co. Class B	978,400

	BEVERAGE — SOFT DRINK (0.8%)
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	730,968
29,000	Companhia de Bebidas das Americas ADR	1,284,990
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	602,600
		2,618,558

	BIOTECHNOLOGY (0.8%)
9,000	Myriad Genetics, Inc. *	596,340
18,000	Techne Corp.	1,161,360
12,800	United Therapeutics Corp. *	800,640
		2,558,340

	BUILDING MATERIALS (1.1%)
8,800	Ameron International Corp.	553,696
24,000	Fluor Corp.	1,076,880

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments

Shares		Value

40,000	Jacobs Engineering Group, Inc. *	$1,924,000
		3,554,576

	CABLE TV (1.0%)
41,000	DIRECTV Group, Inc. (The) *	939,310
37,800	Rogers Communications, Inc. Class B	1,137,024
59,000	Shaw Communications, Inc. Class B	1,043,120
		3,119,454

	CANADIAN ENERGY (0.6%)
20,000	Nexen, Inc.	351,600
38,000	Suncor Energy, Inc.	741,000
17,000	Talisman Energy, Inc.	169,830
26,000	TransCanada Corp.	705,640
		1,968,070

	CHEMICAL — BASIC (0.9%)
21,000	Agrium, Inc.	716,730
28,000	Celanese Corp. Series A	348,040
22,000	FMC Corp.	984,060
12,000	Potash Corporation of Saskatchewan, Inc.	878,640
		2,927,470

	CHEMICAL — DIVERSIFIED (1.7%)
15,000	Air Products & Chemicals, Inc.	754,050
44,000	Albemarle Corp.	981,200
16,000	Bayer AG ADR	950,400
24,000	Monsanto Co.	1,688,400
25,000	Pall Corp.	710,750
27,000	Zoltek Companies, Inc. *	242,730
		5,327,530

	CHEMICAL — SPECIALTY (3.0%)
29,000	Airgas, Inc.	1,130,710
11,400	CF Industries Holdings, Inc.	560,424
26,000	Ecolab, Inc.	913,900
15,000	H.B. Fuller Co.	241,650
17,500	Lubrizol Corp. (The)	636,825
17,000	Mosaic Co. (The)	588,200
30,000	Praxair, Inc.	1,780,800
16,000	Sherwin-Williams Co. (The)	956,000
30,000	Sigma-Aldrich Corp.	1,267,200
36,800	Syngenta AG ADR	1,440,352
		9,516,061

Shares		Value

	COMPUTER & PERIPHERALS (0.5%)
37,200	MICROS Systems, Inc. *	$607,104
42,300	NCR Corp. *	598,122
20,000	Synaptics, Inc. *	331,200
		1,536,426

	COMPUTER SOFTWARE & SERVICES (2.3%)
28,000	Accenture Ltd. Class A	918,120
60,000	ANSYS, Inc. *	1,673,400
60,000	Cognizant Technology Solutions Corp. Class A *	1,083,600
30,000	Concur Technologies, Inc. *	984,600
28,400	Infosys Technologies Ltd. ADR	697,788
3,000	ManTech International Corp. Class A *	162,570
26,000	Omniture, Inc. *	276,640
42,000	Satyam Computer Services Ltd. ADR	379,680
26,000	SEI Investments Co.	408,460
27,000	Sybase, Inc. *	668,790
		7,253,648

	DIVERSIFIED COMPANIES (2.9%)
85,000	ABB Ltd. ADR	1,275,850
24,300	Acuity Brands, Inc.	848,313
33,000	AMETEK, Inc.	996,930
35,600	Barnes Group, Inc.	516,200
18,300	Brink’s Co. (The)	491,904
34,875	Brookfield Asset Management, Inc. Class A	532,541
16,000	Danaher Corp.	905,760
19,000	Honeywell International, Inc.	623,770
17,200	ITT Corp.	791,028
6,700	SPX Corp.	271,685
17,000	United Technologies Corp.	911,200
13,700	Valmont Industries, Inc.	840,632
		9,005,813

	DRUG (4.2%)
56,000	Alexion Pharmaceuticals, Inc.*	2,026,640
17,200	Allergan, Inc.	693,504
21,000	Auxilium Pharmaceuticals, Inc.*	597,240
27,400	BioMarin Pharmaceutical, Inc.*	487,720
27,060	Celgene Corp. *	1,495,877
18,400	Covance, Inc. *	846,952

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

December 31, 2008

Shares		Value

42,000	Gilead Sciences, Inc. *	$2,147,880
32,500	Immucor, Inc. *	863,850
20,800	Novo Nordisk A/S ADR	1,068,912
4,000	PAREXEL International Corp. *	38,840
32,000	Perrigo Co.	1,033,920
32,000	Pharmaceutical Product Development, Inc.	928,320
23,000	Teva Pharmaceutical Industries Ltd. ADR	979,110
		13,208,765

	E-COMMERCE (0.6%)
60,000	Ariba, Inc. *	432,600
19,600	Ctrip.com International Ltd. ADR	466,480
30,000	Salesforce.com, Inc. *	960,300
		1,859,380

	EDUCATIONAL SERVICES (1.1%)
15,000	Blackboard, Inc. *	393,450
15,500	ITT Educational Services, Inc. *	1,472,190
6,700	Strayer Education, Inc.	1,436,547
		3,302,187

	ELECTRICAL EQUIPMENT (1.7%)
23,200	Cooper Industries Ltd. Class A	678,136
19,000	Emerson Electric Co.	695,590
8,000	EnerSys *	88,000
44,000	FLIR Systems, Inc. *	1,349,920
27,000	General Cable Corp. *	477,630
21,500	Thomas & Betts Corp. *	516,430
30,000	Trimble Navigation Ltd. *	648,300
12,600	W.W. Grainger, Inc.	993,384
		5,447,390

	ELECTRICAL UTILITY — CENTRAL (0.6%)
13,000	Entergy Corp.	1,080,690
20,000	ITC Holdings Corp.	873,600
		1,954,290

	ELECTRICAL UTILITY — EAST (1.2%)
18,000	Exelon Corp.	1,000,980
17,000	FirstEnergy Corp.	825,860
8,000	NSTAR	291,920
24,000	Public Service Enterprise Group, Inc.	700,080

Shares		Value

27,000	Southern Co.	$999,000
		3,817,840

	ELECTRICAL UTILITY — WEST (0.4%)
15,000	MDU Resources Group, Inc.	323,700
18,500	Sempra Energy	788,655
		1,112,355

	ELECTRONICS (0.8%)
40,800	Amphenol Corp. Class A	978,384
27,550	Diodes, Inc. *	166,953
26,500	Harris Corp.	1,008,325
31,000	MEMC Electronic Materials, Inc. *	442,680
		2,596,342

	ENTERTAINMENT (0.1%)
15,100	Central European Media Enterprises Ltd. Class A *	327,972

	ENTERTAINMENT TECHNOLOGY (0.2%)
16,000	Activision Blizzard, Inc. *	138,240
13,000	Dolby Laboratories, Inc. Class A *	425,880
		564,120

	ENVIRONMENTAL (1.3%)
37,500	Republic Services, Inc.	929,625
36,600	Stericycle, Inc. *	1,906,128
37,800	Waste Connections, Inc. *	1,193,346
		4,029,099

	FINANCIAL SERVICES — DIVERSIFIED (3.8%)
12,000	Affiliated Managers Group, Inc. *	503,040
10,700	BlackRock, Inc.	1,435,405
12,000	Credicorp Ltd.	599,520
5,000	Credit Suisse Group ADR	141,300
34,000	Eaton Vance Corp.	714,340
15,961	Fidelity National Information Services, Inc.	259,685
9,000	Franklin Resources, Inc.	574,020
18,000	Global Payments, Inc.	590,220
18,300	HDFC Bank Ltd. ADR	1,306,254
7,980	Lender Processing Services, Inc.	235,011

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments

Shares		Value

38,000	Leucadia National Corp. *	$752,400
11,011	Loews Corp.	311,061
9,300	MasterCard, Inc. Class A	1,329,249
19,000	Principal Financial Group, Inc.	428,830
21,000	ProAssurance Corp. *	1,108,380
24,000	T. Rowe Price Group, Inc.	850,560
45,000	Western Union Co. (The)	645,300
		11,784,575

	FOOD PROCESSING (2.4%)
11,000	Bunge Ltd.	569,470
13,000	Diageo PLC ADR	737,620
56,250	Flowers Foods, Inc.	1,370,250
18,600	General Mills, Inc.	1,129,950
16,600	Groupe Danone ADR	200,528
15,000	H.J. Heinz Co.	564,000
28,000	Hormel Foods Corp.	870,240
30,000	McCormick & Company, Inc.	955,800
17,000	Perdigao S.A. ADR	448,460
4,000	Ralcorp Holdings, Inc. *	233,600
12,000	TreeHouse Foods, Inc. *	326,880
		7,406,798

	FOOD WHOLESALERS (0.2%)
20,000	Green Mountain Coffee Roasters, Inc. *	774,000

	FOREIGN ELECTRONICS (0.2%)
21,000	Canon, Inc. ADR	659,400

	FOREIGN TELECOMMUNICATIONS (1.0%)
12,601	Brasil Telecom Participacoes S.A. ADR	486,777
16,600	PT Telekomunikasi Indonesia ADR	416,162
41,000	Tele Norte Leste Participacoes S.A. ADR	570,720
11,700	Telefonica S.A. ADR	788,463
34,000	Telefonos de Mexico S.A. de C.V. ADR	711,960
		2,974,082

	GROCERY (0.3%)
32,000	Ruddick Corp.	884,800

	HEALTH CARE INFORMATION SYSTEMS (0.1%)
10,000	Cerner Corp. *	384,500

Shares		Value

	HOME APPLIANCES (0.3%)
33,000	Toro Co. (The)	$1,089,000

	HOTEL/GAMING (1.0%)
18,000	Bally Technologies, Inc. *	432,540
24,500	Marriott International, Inc. Class A	476,525
8,487	MGM MIRAGE *	116,781
52,000	Penn National Gaming, Inc. *	1,111,760
10,000	Vail Resorts, Inc. *	266,000
29,000	WMS Industries, Inc. *	780,100
		3,183,706

	HOUSEHOLD PRODUCTS (1.2%)
24,200	Church & Dwight Company, Inc.	1,358,104
16,000	Energizer Holdings, Inc. *	866,240
10,000	Procter & Gamble Co. (The)	618,200
35,000	Tupperware Brands Corp.	794,500
		3,637,044

	HUMAN RESOURCES (0.5%)
8,000	Hewitt Associates, Inc. Class A *	227,040
25,300	Watson Wyatt Worldwide, Inc. Class A	1,209,846
		1,436,886

	INDUSTRIAL SERVICES (3.3%)
18,300	Brink’s Home Security Holdings, Inc. *	401,136
30,000	C.H. Robinson Worldwide, Inc.	1,650,900
63,000	Corrections Corp. of America *	1,030,680
40,000	EMCOR Group, Inc. *	897,200
29,000	FTI Consulting, Inc. *	1,295,720
42,000	Geo Group, Inc. (The) *	757,260
34,500	Iron Mountain, Inc. *	853,185
36,000	Quanta Services, Inc. *	712,800
17,000	Rollins, Inc.	307,360
20,000	Stanley, Inc. *	724,400
43,369	URS Corp. *	1,768,154
		10,398,795

	INFORMATION SERVICES (1.3%)
19,000	Alliance Data Systems Corp. *	884,070
14,000	Dun & Bradstreet Corp. (The)	1,080,800

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

December 31, 2008

Shares		Value

11,000	FactSet Research Systems, Inc.	$486,640
22,600	IHS, Inc. Class A *	845,692
63,000	Nuance Communications, Inc. *	652,680
		3,949,882

	INSURANCE — LIFE (0.8%)
20,600	AFLAC, Inc.	944,304
34,000	Manulife Financial Corp.	579,020
18,212	MetLife, Inc.	634,870
2,264	Reinsurance Group of America, Inc.	96,945
6,000	Torchmark Corp.	268,200
		2,523,339

	INSURANCE — PROPERTY & CASUALTY (1.4%)
19,000	ACE Ltd.	1,005,480
30,000	American Financial Group, Inc.	686,400
15,000	Arch Capital Group Ltd. *	1,051,500
25,000	Assurant, Inc.	750,000
13,000	Axis Capital Holdings Ltd.	378,560
24,100	Sun Life Financial, Inc.	557,674
		4,429,614

	INTERNET (0.9%)
13,500	Amazon.com, Inc. *	692,280
34,000	Atheros Communications *	486,540
18,000	CyberSource Corp. *	215,820
5,000	Google, Inc. Class A *	1,538,250
		2,932,890

	MACHINERY (4.6%)
28,400	Bucyrus International, Inc. Class A	525,968
14,000	Caterpillar, Inc.	625,380
11,700	CNH Global N.V.	182,520
15,500	Cummins, Inc.	414,315
23,300	Curtiss-Wright Corp.	777,987
19,200	Deere & Co.	735,744
21,000	Donaldson Company, Inc.	706,650
18,000	Flowserve Corp.	927,000
42,600	Foster Wheeler Ltd. *	995,988
23,200	Gardner Denver, Inc. *	541,488
28,125	Graco, Inc.	667,406
29,850	IDEX Corp.	720,878

Shares		Value

6,400	John Bean Technologies Corp.	$52,288
21,000	Kaydon Corp.	721,350
31,500	Lennox International, Inc.	1,017,135
42,000	Manitowoc Company, Inc. (The)	363,720
15,600	MSC Industrial Direct Co., Inc. Class A	574,548
6,000	Regal-Beloit Corp.	227,940
34,000	Robbins & Myers, Inc.	549,780
26,000	Roper Industries, Inc.	1,128,660
21,000	Snap-on, Inc.	826,980
31,200	Terex Corp. *	540,384
16,000	Wabtec Corp.	636,000
		14,460,109

	MARITIME (0.3%)
34,000	Kirby Corp. *	930,240

	MEDICAL SERVICES (1.5%)
26,000	Amedisys, Inc. *	1,074,840
20,900	Fresenius Medical Care AG & Co. KGaA ADR	986,062
10,000	Kendle International, Inc. *	257,200
13,200	Laboratory Corporation of America Holdings *	850,212
15,000	Pediatrix Medical Group, Inc. *	475,500
42,400	Psychiatric Solutions, Inc. *	1,180,840
		4,824,654

	MEDICAL SUPPLIES (6.4%)
12,200	Bard (C.R.), Inc.	1,027,972
21,000	Baxter International, Inc.	1,125,390
14,500	Becton, Dickinson & Co.	991,655
11,000	Bio-Rad Laboratories, Inc. Class A *	828,410
17,500	Charles River Laboratories International, Inc. *	458,500
19,400	Covidien Ltd.	703,056
37,000	DENTSPLY International, Inc.	1,044,880
13,000	Edwards Lifesciences Corp. *	714,350
12,600	Haemonetics Corp. *	711,900
56,000	Henry Schein, Inc. *	2,054,640
26,384	Hologic, Inc. *	344,839
24,000	IDEXX Laboratories, Inc. *	865,920
51,200	Illumina, Inc. *	1,333,760
20,000	Intuitive Surgical, Inc. *	2,539,800
8,000	Life Technologies Corp. *	186,480
20,000	Masimo Corp. *	596,600

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments

Shares		Value

21,000	Natus Medical, Inc. *	$271,950
28,000	NuVasive, Inc. *	970,200
27,000	Owens & Minor, Inc.	1,016,550
15,700	Stryker Corp.	627,215
18,000	Varian Medical Systems, Inc. *	630,720
22,400	West Pharmaceutical Services, Inc.	846,048
		19,890,835

	METALS & MINING DIVERSIFIED (0.2%)
27,000	Allegheny Technologies, Inc.	689,310

	METALS FABRICATING (0.2%)
26,000	Harsco Corp.	719,680

	NATURAL GAS — DISTRIBUTION (0.9%)
18,000	AGL Resources, Inc.	564,300
15,800	BG Group PLC ADR	1,124,170
33,600	Southern Union Co.	438,144
31,000	UGI Corp.	757,020
		2,883,634

	NATURAL GAS — DIVERSIFIED (2.7%)
32,000	Energen Corp.	938,560
8,600	EOG Resources, Inc.	572,588
20,000	Equitable Resources, Inc.	671,000
24,000	National Fuel Gas Co.	751,920
24,000	Penn Virginia Corp.	623,520
20,000	Questar Corp.	653,800
80,000	Southwestern Energy Co. *	2,317,600
53,470	XTO Energy, Inc.	1,885,887
		8,414,875

	OILFIELD SERVICES/EQUIPMENT (1.3%)
11,000	Arena Resources, Inc. *	308,990
25,000	AZZ, Inc. *	627,500
20,000	Bristow Group, Inc. *	535,800
10,500	Core Laboratories N.V.	628,530
14,600	Exterran Holdings, Inc. *	310,980
44,000	FMC Technologies, Inc. *	1,048,520
8,000	Superior Energy Services, Inc. *	127,440
32,000	Weatherford International Ltd. *	346,240
18,000	Willbros Group, Inc. *	152,460
		4,086,460

Shares		Value

	PACKAGING & CONTAINER (1.1%)
30,700	AptarGroup, Inc.	$1,081,868
7,000	Ball Corp.	291,130
34,000	CLARCOR, Inc.	1,128,120
18,500	Greif, Inc. Class A	618,455
15,000	Owens-Illinois, Inc. *	409,950
		3,529,523

	PAPER & FOREST PRODUCTS (0.1%)
4,000	Aracruz Celulose S.A. ADR	45,120
37,000	Votorantim Celulose e Papel S.A. ADR *	293,410
		338,530

	PETROLEUM — INTEGRATED (1.1%)
14,000	BASF AG ADR	550,340
64,000	Petroleo Brasileiro S.A. ADR	1,567,360
32,000	Tesoro Corp.	421,440
13,700	Total S.A. ADR	757,610
		3,296,750

	PETROLEUM — PRODUCING (1.7%)
8,600	CNOOC Ltd. ADR	819,064
22,200	Forest Oil Corp. *	366,078
30,000	Quicksilver Resources, Inc. *	167,100
66,000	Range Resources Corp.	2,269,740
77,500	Tenaris S.A. ADR	1,625,950
		5,247,932

	PHARMACY SERVICES (1.4%)
28,000	CVS Caremark Corp.	804,720
40,000	Express Scripts, Inc. *	2,199,200
30,000	Medco Health Solutions, Inc. *	1,257,300
		4,261,220

	POWER (0.5%)
58,000	Covanta Holding Corp. *	1,273,680
23,000	Reliant Energy, Inc. *	132,940
		1,406,620

	PRECISION INSTRUMENT (1.4%)
15,400	Mettler-Toledo International, Inc. *	1,037,960

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

December 31, 2008

Shares		Value

68,680	Siliconware Precision Industries Co. ADR	$306,313
38,000	Thermo Fisher Scientific, Inc. *	1,294,660
9,400	Triumph Group, Inc.	399,124
19,000	Waters Corp. *	696,350
24,000	Woodward Governor Co.	552,480
		4,286,887

	R.E.I.T. (0.9%)
9,200	AvalonBay Communities, Inc.	557,336
16,000	BRE Properties, Inc.	447,680
9,400	Essex Property Trust, Inc.	721,450
12,000	LaSalle Hotel Properties	132,600
21,000	ProLogis	291,690
4,000	SL Green Realty Corp.	103,600
16,000	Taubman Centers, Inc.	407,360
		2,661,716

	RAILROAD (1.4%)
13,500	Burlington Northern Santa Fe Corp.	1,022,085
22,900	Canadian National Railway Co.	841,804
19,000	Canadian Pacific Railway Ltd.	638,780
41,000	Kansas City Southern *	781,050
20,000	Norfolk Southern Corp.	941,000
		4,224,719

	RECREATION (0.3%)
27,000	Marvel Entertainment, Inc. *	830,250

	RESTAURANT (1.5%)
27,000	Darden Restaurants, Inc.	760,860
20,000	McDonald’s Corp.	1,243,800
126,562	Sonic Corp. *	1,540,259
34,000	Yum! Brands, Inc.	1,071,000
		4,615,919

	RETAIL — AUTOMOTIVE (0.6%)
8,400	AutoZone, Inc. *	1,171,548
27,000	Copart, Inc. *	734,130
		1,905,678

	RETAIL — SPECIAL LINES (1.8%)
33,500	Aeropostale, Inc. *	539,350
34,500	Buckle, Inc. (The)	752,790
45,000	Coach, Inc. *	934,650
45,000	Dick’s Sporting Goods, Inc. *	634,950

Shares		Value

44,000	GameStop Corp. Class A *	$953,040
11,000	Gymboree Corp. (The) *	286,990
48,700	Rush Enterprises, Inc. Class A *	417,359
34,300	TJX Companies, Inc. (The)	705,551
33,700	Urban Outfitters, Inc. *	504,826
		5,729,506

	RETAIL BUILDING SUPPLY (0.3%)
23,500	Fastenal Co.	818,975

	RETAIL STORE (0.4%)
18,000	Costco Wholesale Corp.	945,000
33,000	Nordstrom, Inc.	439,230
		1,384,230

	SECURITIES BROKERAGE (0.6%)
6,200	Goldman Sachs Group, Inc. (The)	523,218
6,300	IntercontinentalExchange, Inc. *	519,372
33,000	Raymond James Financial, Inc.	565,290
7,000	Stifel Financial Corp. *	320,950
		1,928,830

	SHOE (0.8%)
13,000	Deckers Outdoor Corp. *	1,038,310
20,000	NIKE, Inc. Class B	1,020,000
16,000	Wolverine World Wide, Inc.	336,640
		2,394,950

	STEEL — GENERAL (0.1%)
16,000	Cliffs Natural Resources, Inc.	409,760

	TELECOMMUNICATION SERVICES (2.3%)
35,750	American Tower Corp. Class A *	1,048,190
21,000	CenturyTel, Inc.	573,930
50,877	Crown Castle International Corp. *	894,418
16,000	Equinix, Inc. *	851,040
14,500	Millicom International Cellular S.A.	651,195
20,000	Mobile TeleSystems ADR	533,600
19,500	Philippine Long Distance Telephone Co. ADR	915,525
34,000	Telmex Internacional S.A.B. de C.V. ADR	386,240
52,300	TW Telecom, Inc. *	442,981

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Schedule of Investments

Shares		Value

127,500	Vimpel-Communications ADR	$912,900
		7,210,019

	TELECOMMUNICATIONS EQUIPMENT (0.6%)
22,700	Anixter International, Inc. *	683,724
34,000	CommScope, Inc. *	528,360
12,000	Comtech Telecommunications Corp. *	549,840
		1,761,924

	THRIFT (0.7%)
89,768	Hudson City Bancorp, Inc.	1,432,697
47,250	People’s United Financial, Inc.	842,468
		2,275,165

	TIRE & RUBBER (0.1%)
12,400	Carlisle Companies, Inc.	256,680

	TOBACCO (0.6%)
16,000	Altria Group, Inc.	240,960
17,000	British American Tobacco PLC ADR	899,980
16,000	Philip Morris International, Inc.	696,160
		1,837,100

	TOILETRIES & COSMETICS (0.7%)
24,000	Avon Products, Inc.	576,720
14,000	Chattem, Inc. *	1,001,420
34,800	Luxottica Group S.p.A. ADR	630,576
		2,208,716

	TRUCKING (1.2%)
33,000	Hunt (J.B.) Transport Services, Inc.	866,910
76,000	Landstar System, Inc.	2,920,680
		3,787,590

	WATER UTILITY (0.2%)
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	668,196

	WIRELESS NETWORKING (0.7%)
11,300	Itron, Inc. *	720,262
15,900	Research In Motion Ltd. *	645,222
43,000	SBA Communications Corp. Class A *	701,760
		2,067,244

		Value

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (97.3%) (Cost $320,597,166)	$304,290,452
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.7%)		8,300,576
NET ASSETS (100%)		$312,591,028
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($312,591,028 ÷ 18,727,885 shares outstanding)		$16.69

*	Non-income producing.
ADR American Depositary Receipt.
GDR Global Depositary Receipt.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Assets and Liabilities at December 31, 2008

Assets:
Investment securities, at value (Cost - $320,597,166)	$304,290,452
Cash	8,170,265
Dividends receivable	499,840
Receivable for securities sold	401,285
Receivable for capital shares sold	298,835
Prepaid expenses	24,061
Total Assets	313,684,738

Liabilities:
Payable for capital shares repurchased	740,898
Accrued expenses:
Advisory fee	192,655
Service and distribution plan fees	64,218
Directors’ fees and expenses	12,449
Other	83,490
Total Liabilities	1,093,710

Net Assets	$312,591,028

Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000, outstanding 18,727,885 shares)	$18,727,885
Additional paid-in capital	314,867,033
Undistributed net investment income	133,530
Accumulated net realized loss on investments and foreign currency	(4,830,702)
Net unrealized depreciation of investments and foreign currency translations	(16,306,718)
Net Assets	$312,591,028

Net Asset Value, Offering and Redemption Price per Outstanding Share ($312,591,028 ÷ 18,727,885 shares outstanding)	$16.69

Statement of Operations for the Year Ended December 31, 2008

Investment Income:
Dividends (net of foreign withholding tax of $223,500)	$5,303,122
Interest	319,794
Total Income	5,622,916

Expenses:
Advisory fee	3,553,528
Service and distribution plan fees	1,184,509
Auditing and legal fees	231,640
Transfer agent fees	158,352
Printing and postage	139,853
Custodian fees	90,546
Directors’ fees and expenses	48,514
Registration and filing fees	48,136
Insurance	37,364
Other	11,974
Total Expenses Before Custody Credits	5,504,416
Less: Custody Credits	(21,329)
Net Expenses	5,483,087

Net Investment Income	139,829

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Loss	(4,820,592)
Change in Net Unrealized Appreciation/(Depreciation)	(221,191,837)

Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(226,012,429)
Net Decrease in Net Assets from Operations	$(225,872,600)

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Statement of Changes in Net Assets for the Years Ended December 31, 2008 and 2007

	Year Ended December 31, 2008	Year Ended December 31, 2007
Operations:
Net investment income	$139,829	$309,217
Net realized gain/(loss) on investments and foreign currency	(4,820,592)	44,301,419
Change in net unrealized appreciation/(depreciation)	(221,191,837)	43,669,561
Net increase/(decrease) in net assets from operations	(225,872,600)	88,280,197
Distributions to Shareholders:
Net investment income	—	(606,845)
Net realized gain from investment transactions	(15,319,824)	(36,752,741)
Total Distributions	(15,319,824)	(37,359,586)
Capital Share Transactions:
Proceeds from sale of shares	87,156,337	109,600,229
Proceeds from reinvestment of dividends and distributions to shareholders	14,812,865	36,036,975
Cost of shares repurchased	(118,670,150)	(115,859,406)
Net increase/(decrease) in net assets from capital share transactions	(16,700,948)	29,777,798
Total Increase/(Decrease) in Net Assets	(257,893,372)	80,698,409
Net Assets:
Beginning of year	570,484,400	489,785,991
End of year	$312,591,028	$570,484,400

Undistributed net investment income, at end of year	$133,530	$1,381

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements

1. Significant Accounting Policies

Value Line Premier Growth Fund, Inc. (the “Fund”) (formerly known as the Value Line Special Situations Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of U.S. equity securities with favorable growth potential.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements. The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Value Line Premier Growth Fund, Inc.

December 31, 2008

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$304,290,452	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$304,290,452	—

*	Other financial instruments include futures, forwards and swap contracts.

For the year ended December 31, 2008, there were no Level 3 investments.

(C) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at December 31, 2008.

(D) Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(E) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements

(G) Representations and Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts. The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2.	Capital Share Transactions and Distributions to Shareholders

Transactions in capital stock were as follows:

	Year Ended December 31, 2008	Year Ended December 31, 2007

Shares sold	3,439,750	3,730,927
Shares issued to shareholders in reinvestment of dividends and distributions	938,090	1,254,567
	4,377,840	4,985,494

Shares repurchased	(5,069,355)	(3,974,513)
Net increase/(decrease)	(691,515)	1,010,981
Distributions per share from net investment income	$—	$0.0334
Distributions per share from net realized gains	$0.8513	$2.0207

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Year Ended December 31, 2008

Purchases:
Investment Securities	$79,911,524
Sales:
Investment Securities	$97,248,830

Value Line Premier Growth Fund, Inc.

Notes to Financial Statements	December 31, 2008

4.	Income Taxes

At December 31, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$320,595,409
Gross tax unrealized appreciation	$57,217,784
Gross tax unrealized depreciation	(73,522,741)
Net tax unrealized depreciation on investments	$(16,304,957)
Undistributed ordinary income	$134,953
Capital loss carryforward, expires December 31, 2016	$(2,201,097)

During the year ended December 31, 2008, as permitted under federal income tax regulations, the Fund elected to defer $2,632,785 of post-October net capital and currency losses to the next taxable year.

To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

It is uncertain whether the Fund will be able to realize the benefits of the losses before they expire.

The differences between book and tax basis unrealized appreciation/(depreciation) on investments were primarily attributed to wash sales and investments in REITs.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund decreased undistributed net investment income by approximately $7,680, decreased accumulated net realized loss by approximately $15,776, and decreased additional paid-in-capital by $8,096. These reclassifications were primarily due to differing treatments of distributions and foreign currency translation for tax purposes.

The tax composition of distributions to shareholders for the years ended December 31, 2008 and December 31, 2007 were as follows:

	2008	2007

Ordinary income	$—	$311,861
Long—term capital gain	15,319,824	37,047,725
	$15,319,824	$37,359,586

5.	Investment Advisory Fee, Service and Distribution Fees, and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. (“Value Line”) reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $3,553,528 was paid or payable to Value Line or EULAV (the “Adviser”), the Fund’s investment adviser for the year ended December 31, 2008. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries. Direct expenses of the Fund are charged to the fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Value Line Premier Growth Fund, Inc.

December 31, 2008

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2008, fees amounting to $1,184,509 were paid or payable to the Distributor under the Plan.

For the year ended December 31, 2008, the Fund’s expenses were reduced by $21,329 under a custody credit agreement with the custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund.

The Adviser and/or affiliated companies and the Value Line Profit Sharing and Savings Plan owned 80,969 shares of the Fund’s capital stock, representing less than 1% of the outstanding shares at December 31, 2008. In addition, the officers and directors of the Fund as a group owned 1,287 shares of the Fund, representing less than 1% of the outstanding shares.

6.	Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the boards of directors and shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes the SEC has completed the fact finding phase of its investigation and Value Line will seek to settle this matter with the SEC. Although management of Value Line cannot determine the effect that the investigation will have on Value Line’s financial statements, it believes that any settlement is likely to be material to it and has informed the Funds of its belief, in light of settlement discussions to date, that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Fund.

Value Line Premier Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$29.38	$26.61	$25.60	$24.23	$20.84
Income from investment operations:
Net investment income/(loss)	0.01	0.02	(0.01)	(0.01)	(0.06)
Net gains or (losses) on securities (both realized and unrealized)	(11.85)	4.80	2.75	2.80	3.89
Total from investment operations	(11.84)	4.82	2.74	2.79	3.83

Less distributions:
Dividends from net investment income	—	(0.03)	—	—	—
Distributions from net realized gains	(0.85)	(2.02)	(1.73)	(1.42)	(0.44)
Total distributions	(0.85)	(2.05)	(1.73)	(1.42)	(0.44)
Net asset value, end of year	$16.69	$29.38	$26.61	$25.60	$24.23

Total return	(40.13)%	18.30%	10.68%	11.49%	18.42%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$312,591	$570,484	$489,786	$441,114	$384,030
Ratio of expenses to average net assets(1)	1.16%	1.11%	1.18%	1.13%	1.15%
Ratio of net investment income/(loss) to average net assets	0.03%	0.06%	(0.06)%	(0.06)%	(0.31)%
Portfolio turnover rate	18%	29%	38%	44%	54%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits, would have been unchanged for the years shown.

See Notes to Financial Statements.

Value Line Premier Growth Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of the Value Line Premier Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Premier Growth Fund, Inc. (the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

February 27, 2009

Value Line Premier Growth Fund, Inc.

Federal Tax Notice (unaudited)

During the Calendar year 2008, the Fund distributed $15,319,914 of long-term capital gain to its shareholders.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Premier Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 53	Director	Since 2008	General Counsel, Archery Capital LLC (private investment fund)	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 77	Director (Lead Independent Director since 2008)	Since 2000
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985 – 1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 73	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987–1998.	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 69	Director	Since 1983	Chairman, Institute for Political Economy.	None

Value Line Premier Growth Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 59	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (investment adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 54	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005–2007; Managing Director, Weiss, Peck and Greer, 1995–2005.	None
Officers
Mitchell E. Appel Age 38	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from January 2003 to May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 55	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 30	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Premier Growth Fund, Inc.

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Value Line Premier Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday – Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2.	Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and  principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.
(2) The Registrant’s Board has designated Francis C. Oakley, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert.  Mr. Oakley is an independent director who is a Professor of History with Williams College.  He spent most of his professional career at Williams College, where he served as a faculty member, President Emeritus and President (1961-2003). He also served as Chairman (1993-1997) and President (2002-2003) of The American Council of Learned Societies.  He has also previously served as Trustee and Chairman of the Board of Trustees of National Humanities Center.

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

	(a)	Audit Fees 2008 - $50,271

	(b)	Audit-Related fees – None.

	(c)	Tax Preparation Fees 2008 -$12,311

	(d)	All Other Fees –None

	(e)	(1)
Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

	(e)	(2) Not applicable.

	(f)	Not applicable.

	(g)	Aggregate Non-Audit Fees 2008 -$12,311

	(h)	Not applicable.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.2R CODE ETH.

	(b)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	March 10, 2009